Summary of Significant Accounting Policies (Details Textual) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Gains from the marketable securities	$ 3,912,500	$ 501,522
Unrealized loss on investments in available-for-sale securities	367,782	1,122,251
Available-for-sale securities sales proceeds		637,582
Recognized a gain on sale of securities		501,522
Trading securities and available-for-sale securities, sales proceeds	15,738,517
Trading securities and available-for-sale securities, received	310,550
Trading securities and available-for-sale securities, recognized gain	3,917,046
Trading securities and available-for-sale securities, recognized loss	4,546
Group disposed of warrants with proceeds		4,957
Loss on warrants	827,501	974,444
Non-marketable investments carrying value	$ 7,394,713	7,094,712
Amortization expenses		$ 59,833
Computer software [Member] | Minimum [Member]
useful life intangible assets		17 years
Computer software [Member] | Maximum [Member]
useful life intangible assets		20 years